Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 11 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Machinery and equipment	$334,343	$-
Transportation vehicles	43,872	-
Office and electronic equipment	26,427	18,146
Leasehold improvement	29,030	27,812
Subtotal	433,672	45,958
Less: Accumulated depreciation	(131,175)	(23,932)
Impairment of fixed assets	(250,228)	(529)
Property, plant and equipment, net	$52,269	$21,497

Depreciation expense was $62,106, $15,274 and $ 3,575 for the years ended December 31, 2025, 2024 and 2023, respectively.

During the impairment test performed during the fourth quarter of fiscal year 2025, due to the delayed expansion plan and financial underperformance of MMB craft business (See Note 5), the Company performed a quantitative impairment assessment and determined that the carrying value of certain fixed assets in the MMB exceeded its fair value. Accordingly, impairment loss of $242,922 was recorded for the year ended December 31, 2025 based on the fair value assessment provided by the third party valuation firm using the significant unobservable inputs (See Note 2). No impairment loss was recorded for the years ended December 31, 2024 and 2023.